UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [X ];               Amendment Number: 1
       This Amendment (Check only one):         [  ] is a restatement.
                                                [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brinton Eaton Associates, Inc.
Address: 175 South Street, Suite 200
	 Morristown, NJ 07960


Form 13F File Number:  28-10221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeremy Welther
Title: Chief Compliance Officer
Phone: 973-984-3352

Signature, Place, and Date of Signing:


 Jeremy Welther            Morristown, NJ            January 7,2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error did not include ETF values.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:              69
                                                  -----------------------

Form 13F Information Table Value Total:           146212  (x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
CLAYMORE TIMBER ETF                ETF       18383Q879          1       85SH              SOLE                                 85
CREDIT SUISSE ASSET MGMT FD        ETF       224916106          6     2000SH              SOLE                               2000
DIAMONDS TRUST SER 1               ETF       252787106         17      200SH              SOLE                                200
DIREXION SHS ETF FINL BEAR 3X      ETF       25459W607          1      150SH              SOLE                                150
DJ ISHS SEL DIV IX                 ETF       464287168         25      700SH              SOLE                                700
DJ US CON NON-CYC SEC IX FD        ETF       464287812       1577    33738SH              SOLE                              33738
DJ US ENE SEC IX FD                ETF       464287796       1395    48695SH              SOLE                              48695
DJ US FIN SEC IX                   ETF       464287788       1297    30425SH              SOLE                              30425
DJ US FINL SVC IX                  ETF       464287770         23      495SH              SOLE                                495
DJ US HTHCRE SEC IX FD             ETF       464287762       2208    40800SH              SOLE                              40800
DJ US RE IX                        ETF       464287739       3074    94815SH              SOLE                              94815
DJ US TREAS INFLATE                ETF       464287176       3903    38663SH              SOLE                              38663
DJ US UTIL IX                      ETF       464287697         40      595SH              SOLE                                595
EMRG MKTS VIPRS                    ETF       922042858       8231   258665SH              SOLE                             258665
GS$ INV CORP BD IDX                ETF       464287242       9000    89753SH              SOLE                              89753
IPATH DJ-AIG INDEX                 ETF       06738C778        104     2805SH              SOLE                               2805
IPATH GS COMMOD IX                 ETF       06738C794        436    14675SH              SOLE                              14675
ISHARE BARCL AGG BD IX             ETF       464287226        325     3180SH              SOLE                               3180
ISHARE BARCLAYS 1-3YR BD FD        ETF       464288646       4337    42081SH              SOLE                              42081
ISHARE S&P GLBL INFRSTR            ETF       464288372       6732   230313SH              SOLE                             230313
ISHARES EMERG MKTS                 ETF       464287234         36     1130SH              SOLE                               1130
ISHARES FTSE CHINA IX              ETF       464287184       4021   104795SH              SOLE                             104795
ISHARES GLBL CONS STAPLES          ETF       464288737         91     1940SH              SOLE                               1940
ISHARES S&O GSCI COMMIDX TR        ETF       46428R107        128     4270SH              SOLE                               4270
ISHARES S&P NATL MUN IX            ETF       464288414       2113    21204SH              SOLE                              21204
ISHARES TR DJ                      ETF       464288778         42     2415SH              SOLE                               2415
ISHARES TR S&P GLBL ENE            ETF       464287341        125     4069SH              SOLE                               4069
ISHARES TR S&P GLBL HLTH           ETF       464287325        100     2325SH              SOLE                               2325
ISHRS TR S&P GLBL FIN              ETF       464287333        203     5493SH              SOLE                               5493
MARKET VCTRS AGRIBUSINESS          ETF       57060U605       8245   239320SH              SOLE                             239320
MOTOROLA                           ETF       620076109          1      200SH              SOLE                                200
NASDAQ BIOTECH IX                  ETF       464287556      10811   148582SH              SOLE                             148582
NUVEEN INS DIV ADV MUNIFD          ETF       67071L106         31     2392SH              SOLE                               2392
NUVEEN QUALITY INCOME MUNI         ETF       670977107         30     2341SH              SOLE                               2341
PIMCO MUNI INC                     ETF       72200R107         23     2000SH              SOLE                               2000
RUSSELL MID CAP                    ETF       464287499         86     1310SH              SOLE                               1310
RYDEX ETF TR S&O EQ WT HLTH        ETF       78355W841         19      415SH              SOLE                                415
RYDEX ETF TR S&P 500               ETF       78355W106        172     5590SH              SOLE                               5590
S&P 500 DEP REC                    ETF       78462F103        516     5617SH              SOLE                               5617
S&P 500 INDEX FUND ETF             ETF       464287200         70      760SH              SOLE                                760
S&P CTI ETN                        ETF       4042EP602          3      300SH              SOLE                                300
S&P MDCP 400 IDX                   ETF       464287507      14715   254625SH              SOLE                             254625
S&P MID CAP 400                    ETF       78467Y107      13339   126795SH              SOLE                             126795
S&P SMCAP 600 IDX                  ETF       464287804       7675   172750SH              SOLE                             172750
SEL SEC SPDR ENERGY                ETF       81369Y506       4013    83520SH              SOLE                              83520
SEL SEC SPDR FIN                   ETF       81369Y605       2862   239505SH              SOLE                             239505
SEL SEC SPDR HLTH                  ETF       81369Y209       4638   176282SH              SOLE                             176282
SEL SEC SPDR INDUS                 ETF       81369Y704         15      700SH              SOLE                                700
SEL SEC SPDR STPLS                 ETF       81369Y308       6076   264277SH              SOLE                             264277
SEL SEC SPDR TECH                  ETF       81369Y803          1       65SH              SOLE                                 65
SPDR ETF BIOTECH                   ETF       78464A870         78     1545SH              SOLE                               1545
STREETTRACKS WILSHIRE REIT         ETF       78464A607         74     2175SH              SOLE                               2175
US NAT GAS FD LP UNIT              ETF       912318102          1      100SH              SOLE                                100
VANG BD IDX FD ST BD               ETF       921937827        269     3405SH              SOLE                               3405
VANG BD INDEX  TOTAL MRKT          ETF       921937835       3050    39255SH              SOLE                              39255
VANG BD INDEX FD INT               ETF       921937819        345     4470SH              SOLE                               4470
VANG BD INDEX LT                   ETF       921937793         82     1100SH              SOLE                               1100
VANG ETF ENERGY                    ETF       92204A306       2731    39033SH              SOLE                              39033
VANG ETF FIN                       ETF       92204A405       5251   218116SH              SOLE                             218116
VANG ETF HEALTH                    ETF       92204A504       4174    89687SH              SOLE                              89687
VANG ETF IND                       ETF       92204A603         46     1125SH              SOLE                               1125
VANG ETF STAPLES                   ETF       92204A207       3587    62180SH              SOLE                              62180
VANG IDX FD SM CAP                 ETF       922908751         25      555SH              SOLE                                555
VANG IDX FDS MID CAP               ETF       922908629        564    12045SH              SOLE                              12045
VANG REIT IX                       ETF       922908553       2884    93001SH              SOLE                              93001
VANG SPCLIZED PORTFOLIOS DIV       ETF       921908844         28      700SH              SOLE                                700
VANG TOTAL STOCK                   ETF       922908769         23      500SH              SOLE                                500
VANG WORLD FD MEGA CAP 300         ETF       921918016         34     1000SH              SOLE                               1000
WISDOMTREE TRUST                   ETF       97717W281          7      200SH              SOLE                                200

Total  $146212 (X1000)

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